INTANGIBLE ASSETS, NET - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2019 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($) paymentInstallment shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets				$ 0		$ 0
Impairment of intangible assets, finite-lived				0		0
Intangible assets, net				97,181
Acquired intangible assets included in liabilities				47,181	$ 0	$ 0
Other long-term liabilities				$ 84,033	0
Number of installment payments | paymentInstallment				4
Series D Preferred Stock
Finite-Lived Intangible Assets [Line Items]
Stock issued during period (in shares) | shares	25,661,448
In Process Research and Development
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets					12,100
Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived					$ 300
S-Way Product and Platform license
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net				$ 50,000
Stock issued during period (in shares) | shares				5,132,291
S-Way Product and Platform license | Series D Preferred Stock
Finite-Lived Intangible Assets [Line Items]
Useful life				7 years
FCPM License
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net				$ 47,181
Acquired intangible assets included in liabilities		$ 47,200	€ 40.0
Accrued expenses and other current liabilities				11,300			€ 10.0
Other long-term liabilities				$ 34,000			€ 30.0